Other Current Assets (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Line Items]
Transferee amount	$ 1
Subsidiaries amount	4,096
Other asset net		$ 14	$ 4,111
One World Global Travel Inc [Member]
Other Current Assets [Line Items]
Other asset net	$ 4,096